Equity (Details) - Schedule of stock option assumptions - Employee Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Equity (Details) - Schedule of stock option assumptions [Line Items]
Dividend yield
Weighted average grant date fair value (in Dollars per share)	$ 8.09	$ 11.49
Minimum [Member]
Equity (Details) - Schedule of stock option assumptions [Line Items]
Risk-free interest rate	0.40%	2.90%
Expected option term (years)	5 years	5 years 3 months 18 days
Expected share price volatility	52.50%	52.00%
Maximum [Member]
Equity (Details) - Schedule of stock option assumptions [Line Items]
Risk-free interest rate	1.80%	3.10%
Expected option term (years)	5 years 1 month 6 days	5 years 6 months
Expected share price volatility	52.80%	52.20%